Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt
Debt

Note 5. Debt

Outstanding debt classified as short-term debt as of March 31, 2026 and December 31, 2025 consisted of the following:

		March 31, 2026	December 31, 2025
Valetudo June 2023 Loans	Short-term debt, net, related parties	$200,000	$200,000
Valetudo July 2023 Loan	Short-term debt, net, related parties	250,000	250,000
Prophase February 2024 Loan	Short-term debt, net, related parties	31,500	31,500
Prophase March 2024 Loan	Short-term debt, net, related parties	250,000	250,000
Prophase May 2024 Loans	Short-term debt, net, related parties	240,000	240,000
Prophase July 2024 Loans	Short-term debt, net, related parties	83,000	83,000
Prophase August 2024 Loans	Short-term debt, net, related parties	50,000	50,000
Hana August 2024 Loans	Short-term debt, net, related parties	50,000	50,000
Amantes November 2024 Loans	Short-term debt, net, related parties	150,000	150,000
Amantes January 2025 Loans	Short-term debt, net, related parties	50,000	50,000
Prophase February 2025 Loan	Short-term debt, net, related parties	81,000	81,000
Prophase March 2025 Loan	Short-term debt, net, related parties	7,000	7,000

Short-term debt, related parties		$1,442,500	$1,442,500

As of March 31, 2026 and December 31, 2025, the Company’s outstanding debt agreements are all past due and are classified as current in the accompanying unaudited condensed consolidated balance sheets. All of the loans are with related parties (see Note 4).

As the Company’s loans are with related parties, the Company and its related parties have agreed to defer repayment until a time that is mutually agreed upon between the Company and its related parties. Accordingly, none of these notes are considered to be in default.

Note 5. Debt

Outstanding debt classified as short-term debt as of December 31, 2025 and 2024 consisted of the following:

		December 31,
		2025	2024
Feelux Bonds	Short-term debt, net, related parties	$—	$10,000,000
Car-Tcellkor Loan	Short-term debt, net, related parties	—	800,000
Ewon Loan	Short-term debt, net, related parties	—	2,000,000
Valetudo Loan	Short-term debt, net, related parties	—	700,000
Valetudo June 2023 Loans	Short-term debt, net, related parties	200,000	500,000
Valetudo July 2023 Loan	Short-term debt, net, related parties	250,000	250,000
Valetudo August 2023 Loans	Short-term debt, net, related parties	—	400,000
Ewon September 2023 Loan	Short-term debt, net, related parties	—	200,000
Valetudo November 2023 Loan	Short-term debt, net, related parties	—	200,000
Ewon December 2023 Loan	Short-term debt, net, related parties	—	1,000,000
Valetudo January 2024 Loans	Short-term debt, net, related parties	—	750,000
Prophase February 2024 Loan	Short-term debt, net, related parties	31,500	200,000
Prophase March 2024 Loan	Short-term debt, net, related parties	250,000	250,000
Prophase April 2024 Loan	Short-term debt, net, related parties	—	250,000
Prophase May 2024 Loans	Short-term debt, net, related parties	240,000	790,000
Prophase July 2024 Loans	Short-term debt, net, related parties	83,000	83,000
Prophase August 2024 Loans	Short-term debt, net, related parties	50,000	50,000
Hana August 2024 Loans	Short-term debt, net, related parties	50,000	850,000
Amantes November 2024 Loans	Short-term debt, net, related parties	150,000	700,000
Amantes January 2025 Loans	Short-term debt, net, related parties	50,000	—
Prophase February 2025 Loan	Short-term debt, net, related parties	81,000	—
Prophase March 2025 Loan	Short-term debt, net, related parties	7,000	—

Short-term debt, related parties		$1,442,500	$19,973,000

As of December 31, 2025 and 2024, the Company’s outstanding debt agreements are all past due and are classified as current in the accompanying consolidated balance sheets. All of the loans are with related parties (see Note 4).

As the Company’s loans are with related parties, the Company and its related parties have mutually agreed to defer repayment until a time that is mutually agreed upon between the Company and its related parties. Accordingly, none of these notes are considered to be in default.